Cover	Jul. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2021
Entity File Number	000-56250
Entity Registrant Name	MJ Harvest, Inc.
Entity Central Index Key	0001789330
Entity Tax Identification Number	82-3400471
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9205 W. Russell Road
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89139
City Area Code	954
Local Phone Number	519-3115
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false